Nov. 01, 2017

JPMORGAN SMARTRETIREMENT® FUNDS

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

JPMorgan SmartRetirement® 2060 Fund

(Class A Shares)

(each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 30, 2018

to the Summary Prospectuses and Prospectus,

each dated November 1, 2017, as supplemented

Changes to Sales Charges and Breakpoints for Class A Shares purchased on or after September 30, 2018. Effective September 30, 2018 (the “Effective Date”), the Board of Trustees of the Funds has approved changes to the sales charges and breakpoint schedules for Class A Shares of the Funds. On the Effective Date, shareholders may qualify for reduced sales charges if they purchase at least $50,000 of the Funds. In connection with these changes, the following changes will be made to the Summary Prospectus and Prospectus on the Effective Date.

Fees and Expense Table Changes. On the Effective Date, the second sentence in the Summary Prospectuses and Prospectus for each Fund under “Fees and Expenses of the Fund” will be replaced with the following:

You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES AND PROSPECTUS

FOR FUTURE REFERENCE